Organization and Business Description - Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Variable Interest Entity [Line Items]
Current assets	$ 38,865,435	$ 37,842,016
Non-current assets	1,622,787	1,971,681
Total assets	40,488,222	39,813,697
Current liabilities	23,438,856	17,013,879
Non-current liabilities		96,175
Total liabilities	$ 23,438,856	$ 17,110,054